The Fixed

And Variable Annuity

issued by

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

and

METLIFE INVESTORS INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently, the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).

Certain portfolios listed below may not be available with your contract. See Appendix B - Part 2 for a list of the portfolios available with your contract.


AIM Variable Insurance Funds (Series 1):
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
        (formerly AIM V.I. International Equity Fund)
     AIM V.I. Premier Equity Fund
       (formerly AIM V.I. Value Fund)


Alliance Variable Products Series Fund, Inc.:
     Premier Growth Portfolio (Class A)
     AllianceBernstein Real Estate Investment
        Portfolio (Class A)


Fidelity Variable Insurance Products Fund (Initial Class):
     VIP Growth Portfolio
     VIP Equity-Income Portfolio


Fidelity Variable Insurance Products Fund II (Initial Class):
     VIP II Contrafund Portfolio


Fidelity Variable Insurance Products Fund III (Initial Class):
     VIP III Growth Opportunities Portfolio
     VIP III Growth & Income Portfolio


First American Insurance Portfolios, Inc. (Class IA)
     Equity Income Portfolio


Franklin Templeton Variable Insurance
Products Trust:
     Franklin Large Cap Growth Securities Fund
            (Class 1 Shares)
     Franklin Small Cap Fund (Class 1 Shares)
     Mutual Shares Securities Fund (Class 1 Shares)
     Templeton Foreign Securities Fund
            (formerly Templeton International
            Securities Fund) (Class 1 Shares)
     Templeton Growth Securities Fund (Class 1 Shares)
     Templeton Developing Markets Securities
            Fund (Class 1 Shares)
     Mutual Shares Securities Fund (Class 2 Shares)


General American Capital Company:
      Money Market Fund


Met Investors Series Trust*:
     J.P. Morgan Enhanced Index Portfolio (Class A)
     J.P. Morgan International Equity Portfolio (Class A)
     J.P. Morgan Quality Bond Portfolio (Class A)
     J.P. Morgan Select Equity Portfolio (Class A)
     J.P. Morgan Small Cap Stock Portfolio (Class A)
     Lord Abbett Bond Debenture Portfolio (Class A)
     Lord Abbett Developing Growth Portfolio (Class A)
     Lord Abbett Growth and Income Portfolio (Class A)
     Lord Abbett Growth Opportunities Portfolio
        (Class A)
     Lord Abbett Mid-Cap Value Portfolio (Class A)
     MFS Mid Cap Growth Portfolio (Class B)
     MFS Research International Portfolio (Class B)

* Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc.


Metropolitan Series Fund, Inc.:
     Putnam International Stock Portfolio
     Putnam Large Cap Growth Portfolio


MFS(R)Variable Insurance Trust
(Initial Class):
     MFS Emerging Growth Series
     MFS Research Series
     MFS Investors Trust Series
     MFS High Income Series
     MFS Strategic Income Series (formerly known
        as MFS(R)Global Governments Series)
     MFS Bond Series


New England Zenith Fund:
     MFS Total Return Series (Class B)
     MFS Investors Trust Series (Class B)
     Capital Guardian U.S. Equity Series (Class B)
     Davis Venture Value Series (Class E)


Oppenheimer Variable Account Funds:
     Oppenheimer High Income Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Growth &
        Income Fund/VA
     Oppenheimer Strategic Bond Fund/VA


Scudder Variable Series II:
     SVS Dreman High Return Equity Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 33 of this prospectus. For a free copy of the SAI, call us at (800) 343-8486 or write us at: P.O. Box 10366, Des Moines, Iowa 50366-0366.

The Contracts:
o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2002



TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS.....................................3
  SUMMARY....................................................4
  FEE TABLE..................................................6
  EXAMPLES..................................................11
  1. THE ANNUITY CONTRACT...................................16
  2. ANNUITY PAYMENTS (THE INCOME PHASE)....................16
     Annuity Date...........................................16
     Annuity Payments.......................................16
     Annuity Options........................................17
  3. PURCHASE...............................................17
     Purchase Payments......................................17
     Allocation of Purchase Payments........................17
     Accumulation Units.....................................17
  4. INVESTMENT OPTIONS.....................................18
     AIM Variable Insurance Funds ..........................19
     Alliance Variable Products Series Fund, Inc............19
     Fidelity Variable Insurance Products Fund .............19
     Fidelity Variable Insurance Products Fund II ..........19
     Fidelity Variable Insurance Products Fund III .........19
     First American Insurance Portfolios, Inc...............19
     Franklin Templeton Variable Insurance
        Products Trust .....................................19
     General American Capital Company ......................20
     Met Investors Series Trust ............................20
     Metropolitan Series Fund, Inc..........................20
     MFS Variable Insurance Trust...........................20
     New England Zenith Fund................................20
     Oppenheimer Variable Account Funds.....................20
     Scudder Variable Series II.............................21
     Transfers..............................................21
     Dollar Cost Averaging Program..........................21
     Automatic Rebalancing Program..........................22
     Approved Asset Allocation Programs.....................22
     Voting Rights..........................................22
     Substitution...........................................22
  5. EXPENSES...............................................22
     Insurance Charges......................................22
     Contract Maintenance Charge............................23
     Withdrawal Charge......................................23
     Reduction or Elimination of the
        Withdrawal Charge...................................24
     Premium Taxes and Other Taxes..........................24
     Transfer Fee...........................................24
     Investment Portfolio Expenses..........................24
  6. TAXES..................................................24
     Annuity Contracts in General...........................25
     Qualified and Non-Qualified Contracts..................25
     Withdrawals - Non-Qualified Contracts..................25
     Withdrawals - Qualified Contracts......................25
     Withdrawals - Tax-Sheltered Annuities..................26
     Required Distributions.................................26
     Minimum Required Distributions.........................26
     Taxation of Death Benefit Proceeds.....................27
     Diversification and Owner Control......................27
  7. ACCESS TO YOUR MONEY...................................27
     Systematic Withdrawal Program..........................28
     Suspension of Payments or Transfers....................28
  8. PERFORMANCE............................................28
  9. DEATH BENEFIT..........................................29
     Upon Your Death........................................29
     Death of Annuitant.....................................32
     Controlled Payout......................................32
10. OTHER INFORMATION.......................................32
     MetLife Investors......................................32
     The Separate Account...................................32
     Distributor............................................33
     Ownership..............................................33
     Beneficiary............................................33
     Assignment.............................................33
     Financial Statements...................................33

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION......................................33

APPENDIX A
Condensed Financial Information............................A-1

APPENDIX B
Participating Investment Portfolios .......................B-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                          Page

Accumulation Phase..........................................16
Accumulation Unit...........................................17
Annuitant...................................................16
Annuity Date................................................16
Annuity Options.............................................17
Annuity Payments............................................16
Annuity Unit................................................17
Beneficiary.................................................33
Fixed Account...............................................16
Income Phase................................................16
Investment Portfolios.......................................18
Joint Owner.................................................33
Non-Qualified...............................................25
Owner.......................................................33
Purchase Payment............................................17
Qualified...................................................25
Tax Deferral................................................25


SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.


1.  THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. See Appendix B for a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2.  ANNUITY PAYMENTS
     (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3.  PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.



4.  INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. See Appendix B - Part 2 for a list of the portfolios available with your contract.



5.  EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

o MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

o If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, MetLife Investors will assess a state premium tax charge which ranges from 0% - 4%, depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which range from .205% to 1.57% of the average daily value of the investment portfolio, depending upon the investment portfolio.



6.  TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7.  ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.


8.  DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9.  OTHER INFORMATION:

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.



10.  INQUIRIES:

If you need more information, please contact us at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.

Owner Transaction Expenses
Withdrawal Charge (see Note 1 on page 15)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 on page 15)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.


Contract Maintenance Charge (see Note 3 on page 15)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                    ----------
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%



Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                                Total Annual
                                                                                     Other Expenses       Portfolio Expenses (after
                                                 Management Fees                     (after expense         expense reimbursement
                                               (after fee waivers        12b-1      reimbursement for       and/or fee waiver for
                                             for certain portfolios)     Fees      certain Portfolios)       certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds (Series 1):
     AIM V.I. Capital Appreciation Fund               .61%                N/A             .24%                        .85%
     AIM V.I. International Growth Fund               .73%                N/A             .32%                       1.05%
     AIM V.I. Premier Equity Fund                     .60%                N/A             .25%                        .85%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class A):
     Premier Growth Portfolio                        1.00%                N/A             .04%                       1.04%
     AllianceBernstein Real Estate
        Investment Portfolio (1)                      .58%                N/A             .37%                        .95%
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (Initial Class)
Fidelity Variable Insurance Products Fund II (Initial Class)
Fidelity Variable Insurance Products Fund III (Initial Class)
     VIP III Growth Opportunities (2)                 .58%                N/A             .11%                        .69%
     VIP Growth (2)                                   .58%                N/A             .10%                        .68%
     VIP III Growth & Income (2)                      .48%                N/A             .10%                        .58%
     VIP Equity-Income (2)                            .48%                N/A             .10%                        .58%
     VIP II Contrafund (2)                            .57%                N/A             .09%                        .66%
------------------------------------------------------------------------------------------------------------------------------------

First American Insurance Portfolios, Inc. (Class IA)
     Equity Income Portfolio (3)                      .54%                N/A             .36%                        .90%
------------------------------------------------------------------------------------------------------------------------------------



Investment Portfolio Expenses (continued)
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                                Total Annual
                                                                                     Other Expenses       Portfolio Expenses (after
                                                 Management Fees                     (after expense         expense reimbursement
                                               (after fee waivers        12b-1      reimbursement for       and/or fee waiver for
                                             for certain portfolios)     Fees      certain Portfolios)       certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------


Franklin Templeton Variable Insurance Products Trust:
     Class 1 Shares:
     Franklin Large Cap Growth Securities (4)         .75%                N/A             .03%                        .78%
     Franklin Small Cap (5)                           .45%                N/A             .31%                        .76%
     Templeton Growth Securities (4)                  .80%                N/A             .05%                        .85%
     Mutual Shares Securities                         .60%                N/A             .19%                        .79%
     Templeton Foreign Securities (5)                 .68%                N/A             .22%                        .90%
     Templeton Developing Markets Securities         1.25%                N/A             .32%                       1.57%
     Class 2 Shares:
     Mutual Shares Securities (6)                     .60%               .25%             .19%                       1.04%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company:
     Money Market Fund                                .125%               N/A             .08%                        .205%
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (7):
     Class A:
     J.P. Morgan Quality Bond                         .43%                N/A             .17%                        .60%
     J.P. Morgan Small Cap Stock                      .85%                N/A             .24%                       1.09%
     J.P. Morgan Enhanced Index                       .53%                N/A             .12%                        .65%
     J.P. Morgan Select Equity                        .63%                N/A             .10%                        .73%
     J.P. Morgan International Equity                 .66%                N/A             .39%                       1.05%
     Lord Abbett Bond Debenture                       .58%                N/A             .12%                        .70%
     Lord Abbett Mid-Cap Value                        .69%                N/A             .21%                        .90%
     Lord Abbett Growth and Income                    .59%                N/A             .05%                        .64%
     Lord Abbett Developing Growth                    .51%                N/A             .44%                        .95%
     Lord Abbett Growth Opportunities                 .00%                N/A             .85%                        .85%
     Class B:
     MFS Mid Cap Growth                               .00%               .25%             .80%                       1.05%
     MFS Research International                       .00%               .25%            1.00%                       1.25%
------------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc. (Class A)
     Putnam International Stock                       .90%                N/A             .26%                       1.16%
     Putnam Large Cap Growth (8)                      .80%                N/A             .20%                       1.00%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class) (9):
     MFS Emerging Growth Series                       .75%                N/A             .12%                        .87%
     MFS Investors Trust Series                       .75%                N/A             .15%                        .90%
     MFS High Income Series (10)                      .75%                N/A             .16%                        .91%
     MFS Research Series                              .75%                N/A             .15%                        .90%
     MFS Strategic Income Series (10)                 .75%                N/A             .17%                        .92%
     MFS Bond Series (10)                             .60%                N/A             .15%                        .75%
------------------------------------------------------------------------------------------------------------------------------------





Investment Portfolio Expenses (continued)
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                                Total Annual
                                                                                     Other Expenses       Portfolio Expenses (after
                                                 Management Fees                     (after expense         expense reimbursement
                                               (after fee waivers        12b-1      reimbursement for       and/or fee waiver for
                                             for certain portfolios)     Fees      certain Portfolios)       certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------


New England Zenith Fund:
     MFS Total Return (Class B)                       .75%               .25%             .14%                       1.14%
     MFS Investors Trust (Class B)                    .75%               .25%             .15%                       1.15%
     Capital Guardian U.S. Equity (Class B)           .67%               .25%             .09%                       1.01%
     Davis Venture Value (Class E)                    .75%               .15%             .08%                        .98%
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds:
     Oppenheimer High Income Fund/VA                  .74%                N/A             .05%                        .79%
     Oppenheimer Bond Fund/VA                         .72%                N/A             .05%                        .77%
     Oppenheimer Capital Appreciation
        Fund/VA                                       .64%                N/A             .04%                        .68%
     Oppenheimer Main Street
        Growth & Income Fund/VA                       .68%                N/A             .05%                        .73%
     Oppenheimer Strategic Bond
        Fund/VA (11)                                  .74%                N/A             .05%                        .79%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II:
     SVS Dreman High Return Equity
        Portfolio (12)                                .75%                N/A             .07%                        .82%
------------------------------------------------------------------------------------------------------------------------------------



(1) The expenses shown are the actual expenses of the Portfolio for the year ended December 31, 2001. Expenses for the period from May 1, 2001 to April 30, 2002 were capped at .95% annually. Beginning May 1, 2002, the AllianceBernstein Real Estate Investment Portfolio will have no waiver or reimbursement of expenses. For the year ended December 31, 2001, expenses for the Portfolio after reimbursement were: .58% for management fees, .37% for other expenses and .95% for total annual expenses.

(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(3) Management fee before waiver is 0.65% for First American Equity Income Portfolio. Total Annual Portfolio Operating Expenses for the fiscal year were higher than those shown in the table. The Total Annual Portfolio Operating Expenses the First American Equity Income Portfolio would have paid for the fiscal year ended December 31, 2001 was 1.01%. Certain service providers have contractually agreed to waive management fees or otherwise pay other expenses until December 31, 2002, so that the total operating expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2002.

(4) The Fund's administration fee is paid indirectly through the management fee.

(5) For the Franklin Small Cap Fund and Templeton Foreign Securities Fund - Class 1, the managers had agreed in advance to make estimated reductions of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Without these reductions, the total annual Fund operating expenses are estimated to be 0.84% and 0.91%, respectively.

(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(7) In the interest of limiting expenses of each Portfolio until April 30, 2003 (except for the J.P. Morgan Small Cap Stock and J.P. Morgan Select Equity Portfolios), the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio and the J.P. Morgan Enhanced Index Portfolio, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio, .85% for the Lord Abbett Growth Opportunities Portfolio, .80% for the MFS Mid Cap Growth Portfolio and 1.00% for the MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

     Absent these expense reimbursement arrangements, management fees, other expenses and total annual portfolio expenses for the year ending December 31, 2001 were: .60%, .12% and .72% for the Lord Abbett Bond Debenture Portfolio, .56%, .12% and .68% for the J.P. Morgan Enhanced Index Portfolio, .53%, .17% and .70% for the J.P. Morgan Quality Bond Portfolio, .78%, .39% and 1.17% for the J.P. Morgan International Equity Portfolio, .70%, .21% and .91% for the Lord Abbett Mid-Cap Value Portfolio, .75%, .44% and 1.19% for the Lord Abbett Developing Growth Portfolio and .70%, 4.49% and 5.19% for the Lord Abbett Growth Opportunities Portfolio.

     Absent these expense reimbursement arrangements (and including 12b-1 fees with respect to Class B shares), the total annual portfolio expenses for the year ending December 31, 2001 were 2.60% for the MFS Mid Cap Growth Portfolio and 5.33% for the MFS Research International Portfolio. Management fees before waivers are: .65% for the MFS Mid Cap Growth Portfolio, .80% for the MFS Research International Portfolio and .70% for the Lord Abbett Growth Opportunities Portfolio.

(8) Putnam Large Cap Growth Portfolio began operating on May 1, 2000. MetLife Advisers will pay all expenses (other than advisory fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for the Portfolio until April 30, 2003. This arrangement is voluntary and may be terminated by MetLife Advisers at any time upon notice to the Metropolitan Fund's Board of Directors and its shareholders. For the year ended December 31, 2001 without reimbursement, total expenses were 1.12%. The effect of such reimbursement is that performance results are increased.

(9) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(10) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series, such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for the Bond Series, the Strategic Income Series and the High Income Series. These contractual arrangements will continue until at least May 1, 2003, unless changed with the consent of the of the board of trustees which oversees the series. Absent expense reimbursement for the series, total annual portfolio expenses for the year ended December 31, 2001 were 1.01% with respect to the High Income Series; 1.12% with respect to the Strategic Income Series; and 1.00% with respect to the Bond Series. The MFS Strategic Income Series was formerly known as MFS(R) Global Governments Series.

(11) OppenheimerFunds, Inc. (OFI) may reduce the management fee by as much as 0.10% if certain performance targets of the fund are not met.

(12) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the SVS Dreman High Return Equity Portfolio to 0.87%.


Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

(a)  if you surrender the contract at the end of each time period;

(b) if you do not surrender the contract or if you apply the contract value to an annuity option.


                                                                          Time Periods
                                                    1 year           3 years            5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds (Series 1)
     AIM V.I. Capital Appreciation               (a) $   73.80      (a)$  118.16      (a) $ 169.99      (a)$  266.24
                                                 (b) $   23.80      (b)$   73.16      (b) $ 124.99      (b)$  266.24
     AIM V.I. International Growth               (a) $   75.80      (a)$  124.17      (a) $ 179.99      (a)$  286.12
                                                 (b) $   25.80      (b)$   79.17      (b) $ 134.99      (b)$  286.12
     AIM V.I. Premier Equity                     (a) $   73.80      (a)$  118.16      (a) $ 169.99      (a)$  266.24
                                                 (b) $   23.80      (b)$   73.16      (b) $ 124.99      (b)$  266.24
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
     Premier Growth (Class A)                    (a) $   75.70      (a)$  123.87      (a) $ 179.49      (a)$  285.14
                                                 (b) $   25.70      (b)$   78.87      (b) $ 134.49      (b)$  285.14
     AllianceBernstein Real Estate               (a) $   74.80      (a)$  121.17      (a) $ 175.00      (a)$  276.23
        Investment (Class A)                     (b) $   24.80      (b)$   76.17      (b) $ 130.00      (b)$  276.23
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund II
Fidelity Variable Insurance Products Fund III (Initial Class)
     VIP II Contrafund                           (a) $   72.09      (a)$  113.03      (a) $ 161.41      (a)$  249.00
                                                 (b) $   22.09      (b)$   68.03      (b) $ 116.41      (b)$  249.00
     VIP Equity-Income                           (a) $   71.09      (a)$  110.00      (a) $ 156.32      (a)$  238.70
                                                 (b) $   21.09      (b)$   65.00      (b) $ 111.32      (b)$  238.70
     VIP Growth                                  (a) $   72.09      (a)$  113.03      (a) $ 161.41      (a)$  249.00
                                                 (b) $   22.09      (b)$   68.03      (b) $ 116.41      (b)$  249.00
     VIP III Growth & Income                     (a) $   71.09      (a)$  110.00      (a) $ 156.32      (a)$  238.70
                                                 (b) $   21.09      (b)$   65.00      (b) $ 111.32      (b)$  238.70
     VIP III Growth Opportunities                (a) $   72.19      (a)$  113.33      (a) $ 161.92      (a)$  250.02
                                                 (b) $   22.19      (b)$   68.33      (b) $ 116.92      (b)$  250.02
------------------------------------------------------------------------------------------------------------------------------------

First American Insurance Portfolios, Inc. (Class IA)
     Equity Income                               (a) $   74.30      (a)$  119.67      (a) $ 172.50      (a)$  271.25
                                                 (b) $   24.30      (b)$   74.67      (b) $ 127.50      (b)$  271.25
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 1 Shares)
     Franklin Large Cap Growth Securities        (a) $   73.10      (a)$  116.05      (a) $ 166.47      (a)$  259.18
                                                 (b) $   23.10      (b)$   71.05      (b) $ 121.47      (b)$  259.18
     Franklin Small Cap                          (a) $   73.70      (a)$  117.86      (a) $ 169.49      (a)$  265.23
                                                 (b) $   23.70      (b)$   72.86      (b) $ 124.49      (b)$  265.23
     Mutual Shares Securities                    (a) $   73.20      (a)$  116.35      (a) $ 166.97      (a)$  260.19
                                                 (b) $   23.20      (b)$   71.35      (b) $ 121.97      (b)$  260.19
     Templeton Foreign Securities                (a) $   74.40      (a)$  119.97      (a) $ 173.00      (a)$  272.25
                                                 (b) $   24.40      (b)$   74.97      (b) $ 128.00      (b)$  272.25
     Templeton Growth Securities                 (a) $   73.80      (a)$  118.16      (a) $ 169.99      (a)$  266.24
                                                 (b) $   23.80      (b)$   73.16      (b) $ 124.99      (b)$  266.24
     Templeton Developing                        (a) $   80.98      (a)$  139.61      (a) $ 205.51      (a)$  335.82
        Markets Securities                       (b) $   30.98      (b)$   94.61      (b) $ 160.51      (b)$  335.82

Class 2 Shares:
     Mutual Shares Securities                    (a) $   73.20      (a)$  116.35      (a) $ 166.97      (a)$  260.19
                                                 (b) $   23.20      (b)$   71.35      (b) $ 121.97      (b)$  260.19
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
     Money Market                                 (a)$   67.31     (a)  $   98.54     (a) $  137.02     (a)$   199.08
                                                  (b)$   17.31     (b)  $   53.54     (b) $   92.02     (b)$   199.08
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust
Class A:
     J.P. Morgan International                   (a) $   75.80      (a)$  124.17      (a) $ 179.99      (a)$  286.12
        Equity Portfolio                         (b) $   25.80      (b)$   79.17      (b) $ 134.99      (b)$  286.12
     J.P. Morgan Enhanced Index Portfolio        (a) $   71.79      (a)$  112.12      (a) $ 159.89      (a)$  245.92
                                                 (b) $   21.79      (b)$   67.12      (b) $ 114.89      (b)$  245.92
     J.P. Morgan Quality Bond Portfolio          (a) $   71.29      (a)$  110.60      (a) $ 157.34      (a)$  240.77
                                                 (b) $   21.29      (b)$   65.60      (b) $ 112.34      (b)$  240.77
     J.P. Morgan Select Equity Portfolio         (a) $   72.59      (a)$  114.54      (a) $ 163.94      (a)$  254.10
                                                 (b) $   22.59      (b)$   69.54      (b) $ 118.94      (b)$  254.10
     J.P. Morgan Small Cap Stock Portfolio       (a) $   76.20      (a)$  125.36      (a) $ 181.98      (a)$  290.04
                                                 (b) $   26.20      (b)$   80.36      (b) $ 136.98      (b)$  290.04
     Lord Abbett Bond Debenture Portfolio        (a) $   72.29      (a)$  113.63      (a) $ 162.42      (a)$  251.04
                                                 (b) $   22.29      (b)$   68.63      (b) $ 117.42      (b)$  251.04
     Lord Abbett Developing                      (a) $   74.80      (a)$  121.17      (a) $ 175.00      (a)$  276.23
        Growth Portfolio                         (b) $   24.80      (b)$   76.17      (b) $ 130.00      (b)$  276.23
------------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Growth and                      (a) $   71.69      (a)$  111.82      (a) $ 159.38      (a)$  244.89
        Income Portfolio                         (b) $   21.69      (b)$   66.82      (b) $ 114.38      (b)$  244.89
     Lord Abbett Mid-Cap Value Portfolio         (a) $   74.30      (a)$  119.67      (a) $ 172.50      (a)$  271.25
                                                 (b) $   24.30      (b)$   74.67      (b) $ 127.50      (b)$  271.25
     Lord Abbett Growth                          (a) $   73.80      (a)$  118.16      (a) $ 169.99      (a)$  266.24
        Opportunities Portfolio                  (b) $   23.80      (b)$   73.16      (b) $ 124.99      (b)$  266.24

Class B:
     MFS Mid Cap Growth                          (a) $   75.80      (a)$  124.17      (a) $ 179.99      (a)$  286.12
                                                 (b) $   25.80      (b)$   79.17      (b) $ 134.99      (b)$  286.12
     MFS Research International                  (a) $   77.80      (a)$  130.14      (a) $ 189.89      (a)$  305.57
                                                 (b) $   27.80      (b)$   85.14      (b) $ 144.89      (b)$  305.57
------------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc.
     Putnam International Stock Portfolio        (a) $   76.90      (a)$  127.45      (a) $ 185.45      (a)$  296.87
                                                 (b) $   26.90      (b)$   82.45      (b) $ 140.45      (b)$  296.87
     Putnam Large Cap Growth Portfolio           (a) $   75.30      (a)$  122.67      (a) $ 177.50      (a)$  281.19
                                                 (b) $   25.30      (b)$   77.67      (b) $ 132.50      (b)$  281.19
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class)
     MFS Emerging Growth                         (a) $   74.00      (a)$  118.76      (a) $ 171.00      (a)$  268.25
                                                 (b) $   24.00      (b)$   73.76      (b) $ 126.00      (b)$  268.25
     MFS Strategic Income                        (a) $   74.50      (a)$  120.27      (a) $ 173.50      (a)$  273.25
                                                 (b) $   24.50      (b)$   75.27      (b) $ 128.50      (b)$  273.25
     MFS Investors Trust                         (a) $   74.30      (a)$  119.67      (a) $ 172.50      (a)$  271.25
                                                 (b) $   24.30      (b)$   74.67      (b) $ 127.50      (b)$  271.25
     MFS High Income                             (a) $   74.40      (a)$  119.97      (a) $ 173.00      (a)$  272.25
                                                 (b) $   24.40      (b)$   74.97      (b) $ 128.00      (b)$  272.25
     MFS Research                                (a) $   74.30      (a)$  119.67      (a) $ 172.50      (a)$  271.25
                                                 (b) $   24.30      (b)$   74.67      (b) $ 127.50      (b)$  271.25
     MFS Bond                                    (a) $   72.80      (a)$  115.15      (a) $ 164.95      (a)$  256.13
                                                 (b) $   22.80      (b)$   70.15      (b) $ 119.95      (b)$  256.13
------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund
     MFS Total Return Series (Class B)           (a) $   74.10      (a)$  119.07      (a) $ 171.50      (a)$  269.25
                                                 (b) $   24.10      (b)$   74.07      (b) $ 126.50      (b)$  269.25
     MFS Investors Trust Series (Class B)        (a) $   76.80      (a)$  127.16      (a) $ 184.95      (a)$  295.90
                                                 (b) $   26.80      (b)$   82.16      (b) $ 139.95      (b)$  295.90
     Capital Guardian U.S. Equity                (a) $   75.40      (a)$  122.97      (a) $ 178.00      (a)$  282.18
        Series (Class B)                         (b) $   25.40      (b)$   77.97      (b) $ 173.00      (b)$  282.18
     Davis Venture Value Series (Class E)        (a) $   75.40      (a)$  122.07      (a) $ 176.50      (a)$  279.21
                                                 (b) $   25.40      (b)$   77.07      (b) $ 131.50      (b)$  279.21
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
     Oppenheimer Bond Fund/VA                    (a) $   73.00      (a)$  115.75      (a) $ 165.96      (a)$  258.16
                                                 (b) $   23.00      (b)$   70.75      (b) $ 120.96      (b)$  258.16
     Oppenheimer Capital                         (a) $   72.09      (a)$  113.03      (a) $ 161.41      (a)$  249.00
        Appreciation Fund/VA                     (b) $   22.09      (b)$   68.03      (b) $ 116.41      (b)$  249.00
     Oppenheimer High Income Fund/VA             (a) $   73.20      (a)$  116.35      (a) $ 166.97      (a)$  260.19
                                                 (b) $   23.20      (b)$   71.35      (b) $ 121.97      (b)$  260.19
     Oppenheimer Main Street                     (a) $   72.59      (a)$  114.54      (a) $ 163.94      (a)$  254.10
        Growth & Income Fund/VA                  (b) $   22.59      (b)$   69.54      (b) $ 118.94      (b)$  254.10
     Oppenheimer Strategic Bond Fund/VA          (a) $   73.20      (a)$  116.35      (a) $ 166.97      (a)$  260.19
                                                 (b) $   23.20      (b)$   71.35      (b) $ 121.97      (b)$  260.19
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
     SVS Dreman High Return Equity               (a) $   73.50      (a)$  117.26      (a) $ 168.48      (a)$  263.22
                                                 (b) $   23.50      (b)$   72.26      (b) $ 123.48      (b)$  263.22
------------------------------------------------------------------------------------------------------------------------------------


Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from MetLife Investors.

2. MetLife Investors will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is under the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3. During the accumulation phase, MetLife Investors will not charge the contract maintenance charge if the value of your contract is $50,000 or more. If you make a complete withdrawal, MetLife Investors will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.


1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information.



2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)


Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,

o    the investment portfolio(s) or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).


Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. If the Annuitant dies after the first payment and before the second payment, then we will make only one payment.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.



3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).


Allocation Of Purchase Payments

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.



4.   INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE APPENDIX B
- PART 2 FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.


AIM VARIABLE INSURANCE FUNDS (Series 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund (formerly
        known as AIM V.I. International Equity Fund)
     AIM V.I. Premier Equity Fund (formerly known as AIM V.I. Value Fund)

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Premier Growth Portfolio (Class A)
     AllianceBernstein Real Estate
        Investment Portfolio (Class A)

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND (INITIAL CLASS)

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (INITIAL CLASS)

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III (INITIAL CLASS)

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III are each a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Initial Class portfolios are available under the contract:

     Fidelity Variable Insurance Products Fund:
        VIP Growth Portfolio
        VIP Equity-Income Portfolio
     Fidelity Variable Insurance Products Fund II:
        VIP II Contrafund Portfolio
     Fidelity Variable Insurance Products Fund III:
        VIP III Growth Opportunities Portfolio
        VIP III Growth & Income Portfolio

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA)

First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc., serves as the investment adviser for twelve of its portfolios including the Equity Income Portfolio. The following portfolio is available under the contract:

     Equity Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund and Franklin Small Cap Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following portfolios are available under the contract:

Class 1
     Franklin Large Cap Growth Securities Fund
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Foreign Securities Fund (formerly Templeton International
       Securities Fund)
     Templeton Growth Securities Fund
     Templeton Developing Markets Securities Fund
Class 2
     Mutual Shares Securities Fund

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:


Money Market Fund

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC, an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory LLC has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc. (see below for information regarding the Equity Income Portfolio). The following portfolios are available under the contract:

Class A:

     J.P. Morgan Enhanced Index Portfolio
     J.P. Morgan International Equity Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     J.P. Morgan Small Cap Stock Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
Class B:
     MFS Mid Cap Growth Portfolio
     MFS Research International Portfolio


METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, has overall responsibility for investment management for each portfolio. Putnam Investment Management, LLC is the sub-investment manager for the Putnam portfolios. Until January 24, 2000, Santander Global Advisors, Inc. was the sub-investment manager for the Putnam International Stock Portfolio (then known as the Santander International Stock Portfolio). The following portfolios are available under the contract:

     Putnam International Stock Portfolio
     Putnam Large Cap Growth Portfolio

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

     MFS Emerging Growth Series
     MFS Investors Trust Series
     MFS High Income Series
     MFS Research Series
     MFS Strategic Income Series (formerly known
        as MFS(R)Global Governments Series)
     MFS Bond Series

NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

     MFS Total Return Series (Class B)
     MFS Investors Trust Series (Class B)
     Capital Guardian U.S. Equity Series (Class B)
     Davis Venture Value Series (Class E)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Oppenheimer High Income Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Growth &
        Income Fund/VA
     Oppenheimer Strategic Bond Fund/VA

SCUDDER VARIABLE SERIES II

Scudder Variable Series II is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser for the SVS Dreman High Return Equity Portfolio. Dreman Value Management, L.L.C. is the subadvisor for the SVS Dreman High Return Equity Portfolio. The following portfolio is available under the contract:

     SVS Dreman High Return Equity Portfolio

Transfers

You can transfer money among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable state laws and regulations.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions.

Transfers During The Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers During The Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

Approved Asset Allocation Programs

MetLife Investors recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with MetLife Investors' administrative rules regarding such programs.

MetLife Investors has made no independent investigation of these programs. MetLife Investors has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, MetLife Investors does not charge for participating in an approved asset allocation program.

Even though MetLife Investors permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when MetLife Investors becomes aware of such disruptive practices, it may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Voting Rights

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.


Substitution

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.



5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

o     the mortality and expense risk premium, and

o     the administrative expense charge.

Mortality And Expense Risk Premium. This charge is equivalent, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.


Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day MetLife Investors processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.


Reduction or Elimination of the
Withdrawal Charge

General

MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.


Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.


Premium Taxes And Other Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.



6.   TAXES

NOTE: MetLife Investors has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. MetLife Investors has included in the Statement of Additional Information an additional discussion regarding taxes.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5) paid to you after you have attained age 55 and you have left your employment;

(6)  paid for certain allowable medical expenses (as defined in the Code);

(7)  paid pursuant to a qualified domestic relations order;

(8)  paid on account of an IRS levy upon the qualified contract;

(9)  paid from an IRA for medical insurance (as defined in the Code);

(10) paid from an IRA for qualified higher education expenses; or

(11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  has a severance from employment;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.


Required Distributions

In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity date, the entire interest must be distributed within five (5) years of the date of death, however this requirement will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to qualified contracts.


Minimum Required Distributions

For qualified contracts, except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs and 5% owners is April 1 of the calendar year following the year in which the annuitant attains age 70 1/2. The required beginning date otherwise is April 1 of the calendar year following the later of the year in which the annuitant attains age 70 1/2 or retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. Rules regarding required minimum distributions apply to IRAs (including SEPs), qualified plans and TSA Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the contract owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.


Taxation Of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of a contract owner (or annuitant if the contract owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in systematic withdrawals or in a lump sum, they are taxed in the same manner as a withdrawal as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income. Estate taxes may apply.

If death benefit endorsements are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. The Internal Revenue Service is currently examining whether the death benefits are appropriate for use with IRAs (including Roth IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


Diversification And Owner Control

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. MetLife Investors believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not MetLife Investors would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, MetLife Investors reserves the right to modify the contract in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. See "Taxes."


Suspension Of Payments Or Transfers

MetLife   Investors  may  be  required  to  suspend  or  postpone  payments  for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



8.   PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Statement of Additional Information contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.



9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by MetLife Investors, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by MetLife Investors, Option A will be your death benefit.

If you bought your contract before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.

From May 1, 1998 to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by MetLife Investors, Option A is your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.


Death Benefit Option A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example: Assumed facts for example:

$10,000 current GACV
$8,000 contract value
$2,100 partial withdrawal
($ 2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current
GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.


Death Benefit Option B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.


Death Benefit Option C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.


Death Benefit Option D:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).


Death Benefit Option E:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death Of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


Controlled Payout

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



10.  OTHER INFORMATION


MetLife Investors

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

We are licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.


The Separate Account

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (formerly, Cova Variable Annuity Account One) (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


Distributor

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.5% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Broker-dealers may also be paid trail commissions. Sometimes, MetLife Investors enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.


Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.


Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.


Assignment

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


Financial Statements

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.


Table of Contents of the
Statement of Additional Information

     Company
     Experts
     Custodian
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                                                     Year or       Year or        Year or      Year or      Year or      Year or
                                                     Period        Period         Period       Period       Period        Period
                                                      Ended         Ended          Ended        Ended        Ended         Ended
                                                    12/31/01      12/31/00       12/31/99     12/31/98     12/31/97      12/31/96
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                              $14.75         $16.79         $11.77       $10.00             *           *
     End of Period                                    $11.18         $14.75         $16.79       $11.77
     Number of Accum. Units Outstanding             3,737,754     3,126,329       901,235       183,488
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Sub-Account
(formerly known as AIM V.I. International Equity Sub-Account)
     Beginning of Period                              $12.64         $17.42         $11.39       $10.00             *           *
     End of Period                                     $9.55         $12.64         $17.42       $11.39
     Number of Accum. Units Outstanding              664,625        604,303        277,998      204,072
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Sub-Account
(formerly known as AIM V.I. Value Sub-Account)
     Beginning of Period                              $14.08         $16.73         $13.06       $10.00             *           *
     End of Period                                    $12.15         $14.08         $16.73       $13.06
     Number of Accum. Units Outstanding            6,321,722      5,573,084      2,544,761      521,890
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Premier Growth Sub-Account (Class A)
     Beginning of Period                              $15.67         $19.04         $14.60       $10.00             *           *
     End of Period                                    $12.79         $15.67         $19.04       $14.60
     Number of Accum. Units Outstanding            4,644,437      3,937,242      2,065,459      667,854
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Real Estate Investment Sub-Account (Class A)
     Beginning of Period                               $9.34          $7.47          $7.99       $10.00             *           *
     End of Period                                    $10.20          $9.34          $7.47        $7.99
     Number of Accum. Units Outstanding            1,096,694        941,017        475,475      191,411
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Initial Class)
VIP Growth Sub-Account
     Beginning of Period                              $15.56         $17.72         $13.08       $10.00             *           *
     End of Period                                    $12.63         $15.56         $17.72       $13.08
     Number of Accum. Units Outstanding              295,355        232,002        103,240        6,748
------------------------------------------------------------------------------------------------------------------------------------

VIP Equity-Income Sub-Account
     Beginning of Period                              $11.91         $11.14         $10.63       $10.00             *           *
     End of Period                                    $11.16         $11.91         $11.14       $10.63
     Number of Accum. Units Outstanding              207,842        166,995        110,182       24,132
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II (Initial Class)

VIP II Contrafund Sub-Account
     Beginning of Period                              $13.93         $15.14         $12.36       $10.00             *           *
     End of Period                                    $12.06         $13.93         $15.14       $12.36
     Number of Accum. Units Outstanding              295,900        279,709        119,923       32,354
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III (Initial Class)
VIP III Growth Opportunities Sub-Account
     Beginning of Period                               $9.87         $12.07         $11.74       $10.00             *           *
     End of Period                                     $8.33          $9.87         $12.07       $11.74
     Number of Accum. Units Outstanding               96,742         97,533         60,394        9,523
------------------------------------------------------------------------------------------------------------------------------------

VIP III Growth & Income Sub-Account
     Beginning of Period                              $12.49         $13.14         $12.20       $10.00             *           *
     End of Period                                    $11.23         $12.49         $13.14       $12.20
     Number of Accum. Units Outstanding              237,682        262,946        188,911       69,833
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares
Franklin Large Cap Growth Securities Sub-Account
     Beginning of Period                              $15.23         $14.67         $10.00            *             *           *
     End of Period                                    $13.32         $15.23         $14.67
     Number of Accum. Units Outstanding              505,404         95,144         69,488
------------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Sub-Account
     Beginning of Period                              $14.58         $17.68         $10.00            *             *           *
     End of Period                                    $12.22         $14.58         $17.68
     Number of Accum. Units Outstanding              405,503        338,504         55,398
------------------------------------------------------------------------------------------------------------------------------------

Templeton Global Income Securities Sub-Account
     Beginning of Period                              $10.05          $9.68         $10.00            *             *           *
     End of Period                                    $10.17         $10.05          $9.68
     Number of Accum. Units Outstanding               92,996         84,168         33,720
------------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Sub-Account
     Beginning of Period                               $11.58        $10.41         $9.63         $10.00            *           *
     End of Period                                    $12.26         $11.58         $10.41         9.63
     Number of Accum. Units Outstanding            1,022,355        709,561        247,806      106,035
------------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Sub-Account
(formerly Templeton International Securities Sub-Account)
     Beginning of Period                              $10.75         $11.15          $9.14       $10.00             *           *
     End of Period                                     $8.93         $10.75         $11.15         9.14
     Number of Accum. Units Outstanding            1,553,542      1,393,831        826,137      164,775
------------------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Sub-Account
     Beginning of Period                              $13.30         $12.56         $10.00            *             *           *
     End of Period                                    $12.99         $13.30         $12.56
     Number of Accum. Units Outstanding              249,434        204,140         42,835
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Sub-Account
     Beginning of Period                               $7.71         $11.46          $7.55       $10.00             *           *
     End of Period                                     $6.99          $7.71         $11.46         7.55
     Number of Accum. Units Outstanding              976,427        697,304        304,489       89,960
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Money Market Sub-Account
     Beginning of Period                              $12.10         $11.53         $11.11       $10.67        $10.23      $10.00
     End of Period                                    $12.41         $12.10         $11.53       $11.11        $10.67      $10.23
     Number of Accum. Units Outstanding            2,923,506      2,265,284      3,709,173    1,473,737       311,051      34,964
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (1) (Class A)
Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                              $13.68         $13.77         $13.50       $12.88        $11.29      $10.00
     End of Period                                    $14.00         $13.68         $13.77       $13.50        $12.88      $11.29
     Number of Accum. Units Outstanding            9,987,877     10,379,151     11,413,993    8,184,894     3,945,097     659,663
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period                              $16.40         $10.88         $10.44       $10.47        $10.00           *
     End of Period                                    $17.48         $16.40         $10.88       $10.44        $10.47
     Number of Accum. Units Outstanding            3,949,594      3,377,783      2,528,900    1,642,553       194,386
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Research Sub-Account
     Beginning of Period                                   *         $14.64         $11.83        $9.90        $10.00           *
     End of Period                                                   $16.25         $14.64       $11.83         $9.90
     Number of Accum. Units Outstanding                           2,796,457      2,260,424    1,094,920       124,559
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Developing Growth Sub-Account
     Beginning of Period                              $11.57         $14.45         $11.07       $10.53        $10.00           *
     End of Period                                    $10.63         $11.57         $14.45        11.07        $10.53
     Number of Accum. Units Outstanding            3,007,893      3,364,546      2,153,899    1,342,201       148,658
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                              $44.62         $39.46         $35.90            *             *           *
     End of Period                                    $41.48         $44.62         $39.46
     Number of Accum. Units Outstanding           19,653,991     19,739,469     21,128,621
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period                               $9.64              *              *            *             *           *
     End of Period                                     $8.83
     Number of Accum. Units Outstanding               85,446
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Select Equity Sub-Account
     Beginning of Period                              $17.00         $18.38         $16.99       $14.05        $10.84      $10.08
     End of Period                                    $15.75         $17.00         $18.38       $16.99        $14.05      $10.84
     Number of Accum. Units Outstanding           10,844,584     12,047,555     12,271,286   10,544,818     6,903,606   2,044,523
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period                              $15.82         $17.93         $12.58       $13.49        $11.31      $10.51
     End of Period                                    $14.28         $15.82         $17.93       $12.58        $13.49      $11.31
     Number of Accum. Units Outstanding            4,744,773      5,473,303      5,435,852    5,532,610     3,940,243   1,237,405
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan International Equity Sub-Account
     Beginning of Period                              $13.41         $16.33         $12.89       $11.46        $10.97      $10.21
     End of Period                                    $10.54         $13.41         $16.33       $12.89        $11.46      $10.97
     Number of Accum. Units Outstanding            6,798,044      7,802,123      7,578,951    7,309,325     5,440,592   1,306,892
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period                              $12.71         $11.57         $11.91       $11.16        $10.37       $9.90
     End of Period                                    $13.41         $12.71         $11.57       $11.91        $11.16      $10.37
     Number of Accum. Units Outstanding            6,655,731      6,709,012      7,608,610    3,323,343     1,433,081     508,830
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period                              $19.66         $22.55         $19.43       $14.89        $11.33      $10.00
     End of Period                                    $17.18         $19.66         $22.55       $19.43        $14.89      $11.33
     Number of Accum. Units Outstanding            9,604,542     10,667,988     10,050,149    4,178,035     1,473,929   1,389,606
------------------------------------------------------------------------------------------------------------------------------------

Firstar Balanced Sub-Account (2)
     Beginning of Period                                   *         $12.43         $11.77       $10.53        $10.00           *
     End of Period                                                   $12.47         $12.43       $11.77        $10.53
     Number of Accum. Units Outstanding                             665,772        678,937      286,511        38,079
------------------------------------------------------------------------------------------------------------------------------------

Firstar Equity Income Sub-Account (2)
     Beginning of Period                                   *         $12.20         $12.07       $11.19        $10.00           *
     End of Period                                                   $13.80         $12.20       $12.07        $11.19
     Number of Accum. Units Outstanding                             435,002        467,721      286,953        49,725
------------------------------------------------------------------------------------------------------------------------------------

Firstar Growth & Income Equity Sub-Account (2)
     Beginning of Period                                   *         $13.97         $12.19       $10.76        $10.00           *
     End of Period                                                   $13.00         $13.97       $12.19        $10.76
     Number of Accum. Units Outstanding                           1,054,184      1,072,066      641,789       121,673
------------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc.
Putnam International Stock Sub-Account
     Beginning of Period                               $9.41         $10.00              *            *             *           *
     End of Period                                     $7.37          $9.41
     Number of Accum. Units Outstanding               54,113         21,346
------------------------------------------------------------------------------------------------------------------------------------

Putnam Large Cap Growth Sub-Account
     Beginning of Period                               $7.34         $10.00              *            *             *           *
     End of Period                                     $5.01          $7.34
     Number of Accum. Units Outstanding              109,052         22,721
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class):
MFS Emerging Growth Sub-Account
     Beginning of Period                              $18.28         $23.06         $13.23       $10.00             *           *
     End of Period                                    $11.99         $18.28         $23.06       $13.23
     Number of Accum. Units Outstanding            1,651,487      1,710,417      1,237,361      539,659
------------------------------------------------------------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                              $13.97         $14.89         $12.17       $10.00             *           *
     End of Period                                     $10.85        $13.97        $14.89         $12.17
     Number of Accum. Units Outstanding            1,538,541      1,487,387      1,098,586      464,786
------------------------------------------------------------------------------------------------------------------------------------

MFS Investors Trust Sub-Account
     Beginning of Period                              $12.50         $12.70         $12.07       $10.00             *           *
     End of Period                                    $10.36         $12.50         $12.70       $12.07
     Number of Accum. Units Outstanding            2,514,762      2,041,279      1,373,014      581,434
------------------------------------------------------------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                               $9.51         $10.33          $9.85       $10.00             *           *
     End of Period                                     $9.57          $9.51         $10.33        $9.85
     Number of Accum. Units Outstanding              780,005        546,225        437,876      219,209
------------------------------------------------------------------------------------------------------------------------------------

MFS Strategic Income Sub-Account
(formerly known as MFS(R)Global Governments Sub-Account)
     Beginning of Period                              $10.61         $10.26         $10.67       $10.00             *           *
     End of Period                                    $10.96         $10.61         $10.26       $10.67
     Number of Accum. Units Outstanding               20,273         14,766          7,473        2,082
------------------------------------------------------------------------------------------------------------------------------------

MFS Bond Sub-Account
     Beginning of Period                              $10.97         $10.18         $10.49       $10.00             *           *
     End of Period                                    $11.76         $10.97         $10.18       $10.49
     Number of Accum. Units Outstanding              147,949        148,025         21,525       16,538
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund/VA Sub-Account
     Beginning of Period                               $9.66         $10.17          $9.89       $10.00             *           *
     End of Period                                     $9.71          $9.66         $10.17        $9.89
     Number of Accum. Units Outstanding              298,630        294,225        238,266       78,513
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Bond Fund/VA Sub-Account
     Beginning of Period                              $10.70         $10.23         $10.53       $10.00             *           *
     End of Period                                    $11.37         $10.70         $10.23       $10.53
     Number of Accum. Units Outstanding            1,161,929      1,183,359      1,030,539      401,990
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Fund/VA Sub-Account
     Beginning of Period                              $16.81         $17.09         $12.23       $10.00             *           *
     End of Period                                    $14.49         $16.81         $17.09       $12.23
     Number of Accum. Units Outstanding              772,904        721,879        436,692       97,161
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
     Beginning of Period                              $11.15         $12.39         $10.33       $10.00             *           *
     End of Period                                     $9.88         $11.15         $12.39       $10.33
     Number of Accum. Units Outstanding            1,357,695      1,218,285        618,771      284,830
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Strategic Bond Fund/VA Sub-Account
     Beginning of Period                              $10.42         $10.29         $10.15       $10.00             *           *
     End of Period                                    $10.77         $10.42         $10.29       $10.15
     Number of Accum. Units Outstanding              338,891        364,302        306,527      107,869
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
SVS Dreman Small Cap Value Sub-Account
(formerly Scudder Small Cap Value Sub-Account)
     Beginning of Period                               $9.10          $8.87          $8.75       $10.00             *           *
     End of Period                                    $10.58          $9.10          $8.87        $8.75
     Number of Accum. Units Outstanding              524,101        518,884        496,083      245,092
------------------------------------------------------------------------------------------------------------------------------------

Scudder Government Securities Sub-Account
     Beginning of Period                              $11.47         $10.48         $10.56       $10.00             *           *
     End of Period                                    $12.24         $11.47         $10.48       $10.56
     Number of Accum. Units Outstanding              227,714        201,531        218,804       59,712
------------------------------------------------------------------------------------------------------------------------------------

Scudder Small Cap Growth Sub-Account
     Beginning of Period                              $13.64         $15.49         $11.68       $10.00             *           *
     End of Period                                     $9.58         $13.64         $15.49       $11.68
     Number of Accum. Units Outstanding              262,419        249,067        113,560       76,492
------------------------------------------------------------------------------------------------------------------------------------

SVS Dreman High Return Equity Sub-Account
     Beginning of Period                              $11.83          $9.19         $10.49       $10.00             *           *
     End of Period                                    $11.86         $11.83          $9.19       $10.49
     Number of Accum. Units Outstanding                11,398        11,685        18,808         9,223
------------------------------------------------------------------------------------------------------------------------------------


* The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock Portfolios managed by J.P. Morgan Investment Management Inc., and the Bond Debenture Portfolio managed by Lord, Abbett & Co. reflect the date these investment portfolios were offered for sale to the public (5/1/96). The Money Market Fund managed by Conning Asset Management Company started regular investment operations on June 3, 1996. The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios started regular investment operations on August 20, 1997. The Balanced, Equity Income and Growth & Income Equity Portfolios managed by FIRMCO, LLC commenced regular investment operations on July 1, 1997. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. The investment portfolio investing in Lord Abbett Growth Opportunities commenced regular investment operations on May 1, 2001. The investment portfolios managed by A I M Advisors, Inc., Massachusetts Financial Services Company, Alliance Capital Management L.P., Deutsche Investment Management Americas Inc., Newport Fund Management Inc. and OppenheimerFunds, Inc. commenced investment operations on December 31, 1997. The investment portfolios managed by Fidelity Management & Research Company, Inc. commenced investment operations on February 17, 1998. The investment portfolios investing in Franklin Templeton Variable Insurance Products Trust commenced operations on May 1, 1998. The investment portfolios investing in Putnam Variable Trust commenced operations on January 29, 1998. The investment portfolios investing in Metropolitan Series Fund, Inc. commenced operations on September 11, 2001. There are no accumulation unit values shown for certain sub-accounts because they commenced operations on May 1, 2002.

(1) Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.

(2) Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc.

Certain portfolios for certain products are no longer available for allocations of new purchase payments or transfers of contract value (excluding rebalancing and dollar cost averaging programs in existence at the time of termination). Accumulation unit values for these portfolios are shown above.


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Part 1. INVESTMENT OBJECTIVES AND STRATEGIES

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.


AIM Variable Insurance Funds:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


AIM V.I. International Growth Fund (formerly known as AIM V.I. International Equity Fund)

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


AIM V.I. Premier Equity Fund (formerly known as AIM V.I. Value Fund)

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.


Alliance Variable Products Series Fund, Inc.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


Fidelity Variable Insurance Products Fund

Fidelity Variable Insurance Products Fund II

Fidelity Variable Insurance Products Fund III

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III are each a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Initial Class portfolios are available under the contract:


Fidelity Variable Insurance Products Fund

VIP Growth Portfolio

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.


VIP Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.


Fidelity Variable Insurance Products Fund II

VIP II Contrafund Portfolio

Investment   Objective:   The  Contrafund   Portfolio  seeks  long-term  capital
appreciation.


Fidelity Variable Insurance Products Fund III

VIP III Growth Opportunities Portfolio

Investment Objective: The Growth Opportunities Portfolio seeks to provide capital growth.


VIP III Growth & Income Portfolio

Investment Objective: The Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.


First American Insurance Portfolios, Inc. (Class IA)

First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc., serves as the investment adviser for twelve of its portfolios including the following portfolio available under the contract:


Equity Income Portfolio

Investment Objective: The Portfolio's investment objective is long-term growth of capital and income. The Portfolio invests primarily (at least 80% of its total assets) in equity securities of companies that the investment adviser believes are characterized by the ability to pay above average dividends and to finance expected growth and by strong management.



Franklin Templeton Variable
Insurance Products Trust

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund and Franklin Large Cap Growth Securities Fund; Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund; Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:

Franklin Small Cap Fund (Class 1)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.

Franklin Large Cap Growth Securities Fund (Class 1)

Investment Objective and Principal Investments: The Franklin Large Cap Growth Securities Fund seeks capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large capitalization companies.

Templeton Developing Markets Securities Fund (Class 1)

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.


Templeton Foreign Securities Fund (formerly, Templeton International Securities Fund) (Class 1)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.


Templeton Growth Securities Fund (Class 1)

Investment Objective and Principal Investments: The Templeton Growth Securities Fund seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.


Mutual Shares Securities Fund (Class 1 and Class 2)

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).


General American Capital Company:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:


Money Market Fund

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.


Met Investors Series Trust:

Met Investors Series Trust is managed by Met Investors Advisory, LLC. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc. (see below for information regarding the Equity Income Portfolio).

The following Class A portfolios are available under the contract:


J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.



APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS


J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.


J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Developing Growth Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.


Lord Abbett Growth and Income Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.


Lord Abbett Mid-Cap Value Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


Lord Abbett Growth Opportunities Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

The following Class B portfolios are available under the contract:



MFS Research International Portfolio

Investment Objective: The MFS Research International Portfolio seeks capital appreciation.


MFS Mid Cap Growth Portfolio

Investment Objective: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.


Metropolitan Series Fund, Inc.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, Inc., an affiliate of MetLife Investors, has overall responsibility for investment management for each portfolio. Putnam Investment Management, LLC is the sub-investment manager for the Putnam portfolios. Until January 24, 2000, Santander Global Advisors, Inc. was the sub-investment manager for the Putnam International Stock Portfolio (then known as the Santander International Stock Portfolio). The following portfolios are available under the contract:


Putnam International Stock Portfolio

Investment Objective: The Putnam International Stock Portfolio seeks long-term growth of capital. The portfolio normally invests mostly in the common stocks of companies outside the United States.


Putnam Large Cap Growth Portfolio

Investment Objective: The Putnam Large Cap Growth Portfolio seeks capital appreciation. The portfolio normally invests in the common stocks of U.S. companies, with a focus on growth stocks.


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS


MFS(R)Variable Insurance Trust (Initial Class):

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.


MFS Strategic Income Series (formerly known as MFS(R)Global Governments Series)

Investment Objective: The Series' seeks income and capital appreciation.


MFS Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.


MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.


MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


MFS Bond Series

Investment Objective: The Series' investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent risk. The Series invests, under normal market conditions, at least 65% of its net assets in the following fixed income securities: corporate bonds, U.S. government securities, and mortgage-backed and asset backed securities.


New England Zenith Fund

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:


MFS Total Return Series (Class B)

Investment Objective: The MFS Total Return Series seeks a favorable total return through investment in a diversified portfolio.


MFS Investors Trust Series (Class B)

Investment Objective: The MFS Investors Trust Series seeks long-term growth of capital with a secondary objective to seek reasonable current income.


Capital Guardian U.S. Equity Series (Class B)

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Series is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.


Davis Venture Value Series (Class E)

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.



APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS


Oppenheimer Variable Account Funds:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.


Oppenheimer Capital Appreciation Fund/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.


Oppenheimer High Income Fund/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.


Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.


Oppenheimer Strategic Bond Fund/VA

Investment Objective: The Fund seeks a high level of current income. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.


Scudder Variable Series II

Scudder Variable Series II is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser for the SVS Dreman High Return Equity Portfolio. Dreman Value Management, Inc. is the subadvisor for the SVS Dreman High Return Equity Portfolio. The following portfolio is available under the contract:


SVS Dreman High Return Equity Portfolio

Investment Objective: The SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $8.4 billion) and that the portfolio manager believes are undervalued.


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Part 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT


If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:


AIM Variable Insurance Funds
     AIM V.I. Premier Equity Fund
        (formerly known as AIM V.I. Value Fund)

Franklin Templeton Variable
Insurance Products Trust
Class 1
     Franklin Large Cap Growth Securities Fund
     Templeton Foreign Securities Fund (formerly
        Templeton International Securities Fund)
Class 2
     Mutual Shares Securities Fund

General American Capital Company
     Money Market Fund

Met Investors Series Trust
Class A:
     J.P. Morgan Enhanced Index Portfolio
     J.P. Morgan International Equity Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     J.P. Morgan Small Cap Stock Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
Class B:
     MFS Mid Cap Growth Portfolio
     MFS Research International Portfolio

New England Zenith Fund
     MFS Total Return Series (Class B)
     MFS Investors Trust Series (Class B)
     Capital Guardian U.S. Equity Series (Class B)



Davis Venture Value Series (Class E)

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:


AIM Variable Insurance Funds
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
        (formerly known as AIM V.I.
        International Equity Fund)
     AIM V.I. Premier Equity (formerly known
        as AIM V.I. Value Fund)

First American Insurance Portfolios, Inc. (Class IA)
     Equity Income Portfolio

Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc.


Franklin Templeton Variable
Insurance Products Trust
Class 1
     Templeton Developing Markets Securities Fund

General American Capital Company
     Money Market Fund

Metropolitan Series Fund, Inc.
     Putnam International Stock Portfolio
     Putnam Large Cap Growth Portfolio

MFS(R) Variable Insurance Trust (Initial Class)
     MFS High Income Series
     MFS Bond Series

Oppenheimer Variable Account Funds
     Oppenheimer High Income Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Strategic Bond Fund/VA



APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

If you purchased a COVA PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund (formerly
        AIM V.I. International Equity Fund)
     AIM V.I. Premier Equity Fund
        (formerly AIM V.I. Value Fund)

Alliance Variable Products Series Fund, Inc.
     Premier Growth Portfolio (Class A)
     AllianceBernstein Real Estate Investment
        Portfolio (Class A)

Fidelity Variable Insurance Products
Fund (Initial Class)
     VIP Growth Portfolio
     VIP Equity-Income Portfolio

Fidelity Variable Insurance Products
Fund II (Initial Class)
     VIP II Contrafund Portfolio

Fidelity Variable Insurance Products
Fund III (Initial Class)
     VIP III Growth Opportunities Portfolio
     VIP III Growth & Income Portfolio

Franklin Templeton Variable Insurance
Products Trust (Class 1 Shares)
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Foreign Securities Fund (formerly
        Templeton International Securities Fund)
     Templeton Growth Securities Fund
     Templeton Developing Markets Securities Fund

General American Capital Company
     Money Market Fund

Met Investors Series Trust (Class A)
     J.P. Morgan Enhanced Index Portfolio
     J.P. Morgan International Equity Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     J.P. Morgan Small Cap Stock Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Mid-Cap Value Portfolio

MFS(R) Variable Insurance Trust (Initial Class)
     MFS Emerging Growth Series
     MFS Research Series
     MFS Investors Trust Series
     MFS High Income Series
     MFS Strategic Income Series (formerly known as MFS(R)Global Governments
        Series)

Oppenheimer Variable Account Funds
     Oppenheimer High Income Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Growth &
        Income Fund/VA
     Oppenheimer Strategic Bond Fund/VA

If you purchased a DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:


AIM Variable Insurance Funds
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund (formerly
        AIM V.I. International Equity Fund)
     AIM V.I. Premier Equity Fund (formerly
        AIM V.I. Value Fund)

Alliance Variable Products Series Fund, Inc.
     Premier Growth Portfolio (Class A)
     AllianceBernstein Real Estate Investment
        Portfolio (Class A)


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS




Fidelity Variable Insurance Products
Fund (Initial Class)
     VIP Growth Portfolio
     VIP Equity-Income Portfolio

Fidelity Variable Insurance Products Fund II (Initial Class)
     VIP II Contrafund Portfolio

Fidelity Variable Insurance Products
Fund III (Initial Class)
     VIP III Growth Opportunities Portfolio
     VIP III Growth & Income Portfolio

Franklin Templeton Variable Insurance
Products Trust (Class 1 Shares)
     Templeton Foreign Securities Fund
        (formerly Templeton International Securities Fund)
     Templeton Growth Securities Fund
     Templeton Developing Markets Securities Fund

General American Capital Company
     Money Market Fund

Met Investors Series Trust (Class A)
     J.P. Morgan Enhanced Index Portfolio
     J.P. Morgan International Equity Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     J.P. Morgan Small Cap Stock Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Mid-Cap Value Portfolio

MFS(R) Variable Insurance Trust (Initial Class)
     MFS Emerging Growth Series
     MFS Research Series
     MFS Investors Trust Series
     MFS High Income Series
     MFS Strategic Income Series (formerly known
        as MFS(R)Global Governments Series)
     MFS Bond Series

Scudder Variable Series II:
     SVS Dreman High Return Equity Portfolio

If you purchased a PREVAIL VARIABLE ANNUITY, the following portfolios are available:


AIM Variable Insurance Funds
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
        (formerly AIM V.I. International Equity Fund)
     AIM V.I. Premier Equity Fund
        (formerly AIM V.I. Value Fund)

Fidelity Variable Insurance Products
Fund (Initial Class)
     VIP Growth Portfolio
     VIP Equity-Income Portfolio

Fidelity Variable Insurance Products
Fund II (Initial Class)
     VIP II Contrafund Portfolio

Fidelity Variable Insurance Products
Fund III (Initial Class)
     VIP III Growth Opportunities Portfolio
     VIP III Growth & Income Portfolio

General American Capital Company
     Money Market Fund

Met Investors Series Trust (Class A)
     J.P. Morgan Enhanced Index Portfolio
     J.P. Morgan International Equity Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     J.P. Morgan Small Cap Stock Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Mid-Cap Value Portfolio



APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS


MFS(R)Variable Insurance Trust (Initial Class)

MFS Emerging Growth Series
     MFS Research Series
     MFS Investors Trust Series
     MFS High Income Series
     MFS Strategic Income Series (formerly known as MFS(R)Global Governments Series)

Oppenheimer Variable Account Funds
     Oppenheimer High Income Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Growth &
        Income Fund/VA
     Oppenheimer Strategic Bond Fund/VA


CL-3053 (5/02)


Please send me, at no charge, the Statement of Additional Information dated May 1, 2002, for the annuity contract issued by MetLife Investors.


(Please print or type and fill in all information)


-----------------------------------------------------------
Name


-----------------------------------------------------------
Address


-----------------------------------------------------------
City                         State             Zip Code

CL-639 (5/02)                                       PREM-MO

-----------------------
-----------------------
-----------------------


                      MetLife Investors Insurance Company
                            Attn: Variable Products
                                 P.O. Box 10366
                           Des Moines, IA 50306-0366


                                  [back cover]

                              MetLife Investors(R)

                      MetLife Investors Insurance Company

                         Marketing and Executive Office
                            22 Corporate Plaza Drive
                             Newport Beach, CA 92660
                                  800-989-3752


                             Annuity Service Office
                                 P.O. Box 10366
                           Des Moines, IA 50306-0366
                                  800-343-8496


CL-3053 (5/02)                                                  21-PREM-MO